Restructuring Costs and Similar Items (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items
Restructuring costs and similar items comprise the following:

(€ million)	June 30, 2025 (6 months)	June 30, 2024 (6 months) (a)
Employee-related expenses	201	810
Charges, gains or losses on assets(b)	109	(27)
Costs of transformation programs	80	114
Other restructuring costs	40	163
Total	430	1,060
(a) Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(b) This line consists of impairment losses and accelerated depreciation charges related to closed or divested sites (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.